G2 Information Regarding Members of the Board of Directors and Group Management	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
G2 Information regarding members of the Board of Directors and Group management

Information regarding members of the Board of Directors and Group management
Remuneration to the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2021	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares 1)	Committee fees	Total fees paid in cash 2)	Total remuneration 2021
			A		B		C	(A+B+C)
Board member
Ronnie Leten	4,225,000	17,804/50%	2,112,445	77,150	(122,346)	385,000	2,497,500	4,487,599
Helena Stjernholm	1,060,000	4,466/50%	529,891	27,742	201,814	180,000	710,000	1,441,705
Jacob Wallenberg	1,060,000	6,700/75%	794,955	41,615	135,755	180,000	445,000	1,375,710
Jon Fredrik Baksaas	1,060,000	4,466/50%	529,891	38,533	(14,377)	205,000	735,000	1,250,514
Jan Carlson	1,060,000	6,700/75%	794,955	41,615	2,201	450,000	715,000	1,512,156
Nora Denzel	1,060,000	2,233/25%	264,945	13,869	729	180,000	975,000	1,240,674
Börje Ekholm	—	—	—	—	150,241	—	—	150,241
Eric A. Elzvik	1,060,000	2,233/25%	264,945	13,869	729	420,000	1,215,000	1,480,674
Kurt Jofs	1,060,000	—	—	19,378	(91,077)	630,000	1,690,000	1,598,923
Kristin S. Rinne	1,060,000	4,466/50%	529,891	18,200	106,677	205,000	735,000	1,371,568

Employee Representatives
Torbjörn Nyman	27,000	—	—	—	—	16,500	43,500	43,500
Anders Ripa 4)	27,000	—	—	—	—	9,000	27,000	27,000
Kjell-Åke Soting	27,000	—	—	—	—	12,000	39,000	39,000
Roger Svensson 5)	4,500	—	—	—	—	3,000	7,500	7,500
Per Holmberg (deputy) 6)	21,000	—	—	—	—	—	21,000	21,000
Ulf Rosberg (deputy) 7)	22,500	—	—	—	—	—	22,500	22,500
Loredana Roslund (deputy)	27,000	—	—	—	—	—	27,000	27,000
Total	12,861,000	49,068	5,821,918	291,971	370,346	2,875,500	9,905,000	16,097,264	3)

1)
The difference in value as of the time for payment, compared to December 31, 2020, for synthetic shares allocated in 2016 (for which payment was made in 2021). The difference in value as of December 31, 2021 compared to December 31, 2020, for synthetic shares allocated in 2017, 2018, 2019 and 2020. Calculated on a share price of SEK 99.79. The difference in value as of December 31, 2021, compared to grant date for synthetic shares allocated in 2021. The value of synthetic shares allocated in 2017, 2018, 2019 and 2020 includes respectively SEK 1.00, SEK 1.00, SEK 1.50 and SEK 2.00 per share in compensation for dividends resolved by the Annual General Meetings 2018, 2019, 2020 and 2021 and the value of the synthetic shares allocated in 2016 includes dividend compensation for dividends resolved in 2017, 2018, 2019 and 2020.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 3,561,162.
4)	Appointed employee representative Board member as of March 30, 2021, previously deputy employee representative Board member
5)	Resigned as employee representative Board member as of March 30, 2021.
6)	Resigned as deputy employee representative Board member as of November 3, 2021.
7)	Appointed deputy employee representative Board member as of March 30, 2021.
Comments to the table
–	The Chair of the Board was entitled to a Board fee of SEK 4,225,000 and a fee of SEK 205,000 as Chair of the Finance Committee and a fee of SEK 180,000 as member of the Remuneration Committee.
–
The other Directors elected by the Annual General Meeting were entitled to a fee of SEK 1,060,000 each. In addition, the Chair of the Audit and Compliance Committee was entitled to a fee of SEK 420,000 and the other non-employee
members of the Audit and Compliance Committee were entitled to a fee of SEK 270,000 each. The Chairs of the Finance, Remuneration and Technology and Science Committees were entitled to a fee of SEK 205,000 each and the other non-employee
members of these Committees were entitled to a fee of SEK 180,000 each.

–
Members of the Board, who are not employees of the Company, have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

–
Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 1,500 per attended Board meeting and Committee meeting.

–
The Annual General Meeting 2021 resolved that
non-employee
Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

The number of synthetic shares allocated is based on a volume-weighted average of the market price of
Ericsson’s
Class B shares on
Nasdaq Stockholm during the five trading days immediately following the publication of Ericsson’s interim report for the first quarter 2021; SEK 118.65. The number of synthetic shares is rounded down to the nearest whole number of shares.
The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end financial statement during the fifth year following the Annual General Meeting which resolved on the synthetic share program, i.e., in 2026. The amount payable shall be determined based on the volume-weighted average price for shares of Ericsson’s Class B during the five trading days immediately following the publication of the year-end financial statement.
Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2016 occurred in 2021. The amounts paid in 2021 under the synthetic share programs were determined based on the volume-weighted average price for Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statements for 2020: SEK
 109.20 and totalled SEK 3,957,171 excluding social security charges. The payments made do not constitute a cost for the Company in 2021. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2021, is disclosed in the table above “Remuneration to members of the Board of Directors”.
The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2021, the total outstanding number of synthetic shares under the programs is 341,039 and the total accounted debt is SEK 35,181,987.
Remuneration to the Group management
The Company’s costs for remuneration to the Group management are the costs recognized in the income statement during the financial year. These costs are disclosed under Remuneration costs below
.
Costs recognized during a financial year in the income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under Outstanding balances.

Remuneration costs for the President and CEO and other members of Executive Team (ET)

SEK	President and CEO 2021	President and CEO 2020	Other members of ET 2021	Other members of ET 2020	Total 2021	Total 2020
Salary 1)	18,208,859	17,727,726	110,043,431	98,063,266	128,252,290	115,790,992
Termination benefits	—	—	—	—	—	—
Annual variable remuneration provision earned for the year	—	—	52,507,185	37,992,529	52,507,185	37,992,529
Long-term variable compensation provision	43,701,650	41,110,656	48,260,833	41,237,506	91,962,483	82,348,162
Pension costs 2)	9,569,049	9,113,376	40,886,802	39,685,920	50,455,851	48,799,296
Other benefits 3)	555,688	770,276	11,199,631	14,360,413	11,755,319	15,130,689
Social charges and taxes 3)	22,633,474	21,592,463	57,469,705	52,289,551	80,103,179	73,882,014
Total	94,668,720	90,314,497	320,367,587	283,629,185	415,036,307	373,943,682

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
3)	Other benefits and Social charges and taxes for other members of ET 2020 adjusted due to clerical error.
Comments to the table
–
Fredrik Jejdling was appointed Executive Vice President by the Board of Directors effective November 7, 2017. He did not substitute the President and CEO as the deputy to the President and CEO in 2021. Information regarding Fredrik Jejdling is included in the group “Other members of ET.” The details of Fredrik Jejdling’s remuneration in 2021 can be found in the Remuneration report 2021.

–
Arun Bansal was appointed as Executive Vice President by the Board of Directors effective June 10, 2020. He did not substitute the President and CEO as the deputy to the President and CEO in 2021. Information regarding Arun Bansal is included in the group “Other members of ET.” The details of Arun Bansal’s remuneration in 2021 corresponding to the period after he was appointed as Executive Vice President can be found in the Remuneration report 2021.

–
The group “Other members of ET 2021” and “Other members of ET 2020 comprises of the following
14
persons: MajBritt Arfert, Arun Bansal, Xavier Dedullen, Erik Ekudden, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Jan Karlsson, Peter Laurin, Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Fadi Pharaon and Åsa Tamsons.

–	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2021 as well as other contracted compensation expenses in 2021.
–	“Long-term variable compensation provision” refers to the compensation costs for full year 2021 for all outstanding share-based plans.
Remuneration costs
The total remuneration to the President and CEO and to other members of the Group management, consisting of the Executive Team (ET), includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management (the Guidelines) as approved by the Annual General Meeting (AGM) of shareholders held in 2020.
Outstanding balances
The Company has recognized the following liabilities relating to unpaid remunerations in the balance sheet:
–
Ericsson’s commitments for defined benefit based pensions as of December 31, 2021, for other members of ET under IAS 19 amounted to 2021:
SEK 47.4 million, 2020: SEK 45.6 million of which 2021: SEK 32.9 million, 2020: SEK 32.0 million refers to the ITP and early retirement, and the remaining 2021 SEK 14.5 million, 2020 SEK

13.6 million to disability and survivors’ pensions. The President and CEO does not have a Swedish defined benefit based pension plan, hence, Ericsson bears no commitment.

–	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.